Earnings Per Share (Computations Of Basic And Diluted Earnings (Loss) Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income from continuing operations	$ 37,748	[1],[2]	$ 49,704	[1],[3]	$ 56,916	[1],[4]	$ 61,966	[1]	$ 46,212	[1],[5]	$ 40,006	[1]	$ 46,068	[1]	$ 53,488	[1]	$ 206,334	$ 185,774	$ 161,303
Income attributable to noncontrolling interests																	(25,215)	(22,179)	(24,981)
Income from continuing operations attributable to Health Management Associates, Inc. common stockholders																	181,119	163,595	136,322
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes	(1,227)	[1],[2]	255	[1],[3]	(1,583)	[1],[4]	146	[1]	(12,976)	[1],[5]	(126)	[1]	(355)	[1]	(69)	[1]	(2,409)	(13,526)	2,638
Income from discontinued operations attributable to noncontrolling interests																			(778)
Income (loss) from discontinued operations attributable to Health Management Associates, Inc. common stockholders																	(2,409)	(13,526)	1,860
Net income attributable to Health Management Associates, Inc.	$ 30,847	[1],[2]	$ 43,728	[1],[3]	$ 48,611	[1],[4]	$ 55,524	[1]	$ 28,179	[1],[5]	$ 35,293	[1]	$ 39,657	[1]	$ 46,940	[1]	$ 178,710	$ 150,069	$ 138,182
Denominator for basic earnings (loss) per share-weighted average number of outstanding common shares	252,175	[1],[2]	252,157	[1],[3]	251,765	[1],[4]	250,038	[1]	248,600	[1],[5]	248,526	[1]	248,390	[1]	247,555	[1]	251,541	248,272	245,381
Stock-based compensation arrangements																	3,496	2,834	1,584
Denominator for diluted earnings (loss) per share	256,032	[1],[2]	255,124	[1],[3]	255,235	[1],[4]	253,727	[1]	252,372	[1],[5]	250,972	[1]	251,198	[1]	249,867	[1]	255,037	251,106	246,965
Continuing operations, Basic	$ 0.13	[1],[2]	$ 0.17	[1],[3]	$ 0.20	[1],[4]	$ 0.22	[1]	$ 0.17	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.72	$ 0.66	$ 0.55
Discontinued operations, Basic					$ (0.01)	[1],[4]			$ (0.05)	[1],[5]							$ (0.01)	$ (0.05)	$ 0.01
Net income, Basic	$ 0.13	[1],[2]	$ 0.17	[1],[3]	$ 0.19	[1],[4]	$ 0.22	[1]	$ 0.12	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.71	$ 0.61	$ 0.56
Continuing operations, Diluted	$ 0.13	[1],[2],[6]	$ 0.17	[1],[3],[6]	$ 0.20	[1],[4],[6]	$ 0.22	[1],[6]	$ 0.16	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.71	$ 0.65	$ 0.55
Discontinued operations, Diluted					$ (0.01)	[1],[4]			$ (0.05)	[1],[5]							$ (0.01)	$ (0.05)	$ 0.01
Net income, Diluted	$ 0.13	[1],[2],[6]	$ 0.17	[1],[3],[6]	$ 0.19	[1],[4],[6]	$ 0.22	[1],[6]	$ 0.11	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.70	$ 0.60	$ 0.56
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from diluted earnings (loss) per share because they were antidilutive or performance conditions were not met																	4,042	6,673	10,033
Deferred Stock And Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from diluted earnings (loss) per share because they were antidilutive or performance conditions were not met																	605	682	1,979

[1]	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
[2]	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
[3]	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
[4]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
[5]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.
[6]	Due to rounding, the sum of the four quarters does not agree to the total for the year ended December 31, 2011.